Customer Concentrations	12 Months Ended
Jun. 30, 2020
Customer Concentrations [Abstract]
Customer Concentrations
5.	Customer Concentrations	●	During the year ended June 30, 2020, one customer accounted for greater than 10% of gross sales. As of June 30, 2020, the Company had receivables due from seven customers, two of whom accounted for over 20% of the outstanding balance. Four of the other five accounted for over 10% of the total balance. As of June 30, 2019, the Company had receivables due from six customers, three of whom accounted for over 20% of the outstanding balance.